Equity (Share Repurchase Program) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Feb. 28, 2019
Stockholders' Equity Note [Abstract]
Share repurchase program, authorized amount		$ 250,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000
Treasury stock acquired (in shares)	2,130,509
Treasury stock acquired, average price per share (in USD per share)	$ 55.06
Shares cancelled (in shares)	3,000,000